SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Reductionin common stock par or stated value per share	$ 0.001
Cash, uninsured Amount	$ 6,738,412	$ 5,653,644
XG Mining [Member]
Significant Accounting Policies [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	10.00%
XG Mining [Member] | Other Investee [Member]
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	90.00%